INCOME TAXES	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
13.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, FLJ Group Limited is not subject to tax on income or capital gain.

BVI Islands

Under the current laws of the British Virgin Islands (“BVI”), the Group, QK365.com Inc. incorporated in BVI is not subject to tax on income or capital gain.

Hong Kong

QingKe (China) Limited and Fenglinju and are subject to Hong Kong profit tax. The applicable tax rate for the first Hong Kong dollar (“HKD$”) $2,000 of assessable profits is 8.25% and assessable profits above HKD$2,000 will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

United States of America

The Group’s subsidiary in the U.S. is registered in the state of Delaware and is subject to a flat U.S. federal corporate income tax rate of 21%. In the year ended September 30, 2022, the US company filed a withdrawal that it was no longer required to file documents or tax returns to State or Federal since it was not generating profit as a legal entity thereafter.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Tax benefits is comprised of the following:

	For the years ended September 30,
	2020	2021	2022
Current tax income	13	31	21
Deferred tax expenses	—	—	—
	13	31	21

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2020	2021	2022
PRC statutory tax rate	25%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	0.5%	(5.0)%	14.8%
Effect of other expenses that are not deductible in determining taxable profit	—	(0.9)%	0.3%
Effect of gain from deconsolidation	—	—	(52.9)%
Effect of share-based compensation	(0.3)%	(0.7)%	0.3%
Effect of loss on disposal of long-term assets	(7.6)%	(2.0)%	0.4%
Effect of change in valuation allowance	(17.6)%	(16.4)%	12.1%
	(0.0)%	(0.0)%	(0.0)%

The principal components of the Group’s deferred income tax assets as of September 30, 2021 and 2022 are as follows:

	As of September 30,
	2021	2022
Deferred tax assets:
Net losses carry forwards	215,193	109,940
Impairment loss on long-term assets	313,668	338,707
Allowance of doubtful accounts	37,668	39,136
Other accrued expenses	22,746	22,746
Advertising expenses	12,592	12,592
Valuation allowance	(601,867)	(523,121)
	—	—

Movement of the valuation allowance is as follows:

Balance as of September 30, 2019	338,964
Addition	280,958
Write off	—
Balance as of September 30, 2020	619,922
Addition	94,809
Write off	(112,864)
Balance as of September 30, 2021	601,867
Addition	99,230
Write off	(177,976)
Balance as of September 30, 2022	523,121

The write down of the valuation allowance is related to a reduction of the deferred tax asset for net operating losses from to the realizable amount based on prior tax filings and deconsolidation entities.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of September 30, 2022, the Group had tax loss carryforwards of RMB 439,563, of which nil, RMB 143,592, RMB 24,556, RMB 21,168 and RMB 250,247, will expire, if unused, by 2023, 2024, 2025, 2026, and 2027, respectively. As of September 30, 2022, the net operating loss carryforward in Hong Kong RMB 300. The net operating loss in Hong Kong can be carried forward indefinitely.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2018 through 2022 on non-transfer pricing matters, and from 2012 through 2022 on transfer pricing matters.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of September 30, 2021 and 2022.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary.

For the year ended September 30, 2022, the gains from deconsolidation of VIE’s subsidiaries were recorded by Company and was not allocated to the Group’s PRC subsidiaries and VIE. The Group’s PRC subsidiaries and VIE reported accumulated deficits that are not available for distribution as of September 30, 2021 and 2022.